INVENTORY (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
Raw materials	$ 501,433	$ 134,926
Work in process	3,677,502	2,735,000
Finished goods	315,322	261,951
Ending balance	$ 4,494,257	$ 3,131,877